Debt -October 2022 Convertible Notes (Details) - Adagio Medical Inc - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
	Nov. 28, 2023	Oct. 27, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Debt
Proceeds from issuance of convertible notes payables			$ 15,500	$ 7,000	$ 20,000	$ 9,500
October 2022 Convertible Notes
Debt
Principal amount		$ 9,500				9,500
Interest rate		8.00%
Percentage of effective price of common stock sold to trigger conversion	75.00%	75.00%
Minimum equity financing amount to be converted	$ 10,000
Outstanding notes					9,500		$ 9,500
Interest			$ 400	$ 400	$ 800	$ 100
October 2022 Convertible Notes | Conversion upon termination of the Transaction and prior to a Qualified Financing.
Debt
Minimum equity financing amount to be converted		$ 10,000
October 2022 Convertible Notes | Conversion under both Qualified Financing and Non-Qualified Financing
Debt
Conversion price per share percentage	75.00%	75.00%
Debt convertible amount	$ 146,900	$ 146,900